CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 192,312	$ 261,970
Short-term bank deposits	7,034	7,343
Marketable securities	1,084,881	1,043,149
Trade receivables (net of allowances for doubtful accounts and sales reserves of $ 16,231 and $ 18,546 at December 31, 2015 and 2014, respectively)	410,763	366,700
Prepaid expenses and other current assets	40,844	34,498
Total current assets	1,735,834	1,713,660
LONG-TERM ASSETS:
Marketable securities	2,331,187	2,370,471
Property and equipment, net	48,692	41,549
Severance pay fund	5,262	5,491
Deferred tax asset, net	65,711	48,543
Other intangible assets, net	26,008	14,085
Goodwill	812,012	727,875
Other assets	45,174	27,144
Total long-term assets	3,334,046	3,235,158
Total assets	5,069,880	4,948,818
CURRENT LIABILITIES:
Trade payables	17,833	12,586
Employees and payroll accruals	134,505	117,807
Deferred revenues	717,528	651,281
Accrued expenses and other current liabilities	186,987	151,161
Total current liabilities	1,056,853	932,835
LONG-TERM LIABILITIES:
Deferred revenues	188,255	132,732
Income tax accrual	283,215	235,705
Deferred tax liability, net	240	504
Accrued severance pay	9,451	9,483
Total long-term liabilities	481,161	378,424
Total liabilities	$ 1,538,014	$ 1,311,259
SHAREHOLDERS' EQUITY:
Preferred shares, NIS 0.01 par value, 5,000,000 shares authorized at December 31, 2015 and 2014; no shares issued and outstanding at December 31, 2015 and 2014
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2015 and 2014; 261,223,970 shares issued at December 31, 2015 and 2014; 174,901,523 and 183,790,953 shares outstanding at December 31, 2015 and 2014, respectively	$ 774	$ 774
Additional paid-in capital	987,331	859,124
Treasury shares at cost - 86,322,447 and 77,433,017 ordinary shares at December 31, 2015 and 2014, respectively	(4,043,271)	(3,126,685)
Accumulated other comprehensive loss	(4,250)	(1,070)
Retained earnings	6,591,282	5,905,416
Total shareholders' equity	3,531,866	3,637,559
Total liabilities and shareholders' equity	$ 5,069,880	$ 4,948,818